Goodwill and Intangible Assets - Additional Information (Detail) ¥ in Millions, $ in Millions				12 Months Ended
	Dec. 31, 2017 Unit	Dec. 31, 2016 Unit	Dec. 31, 2015 Unit	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Amortization Of Intangible Assets Disclosure [Abstract]
Number of reporting units the company	2	3	3
Impairment loss on intangible assets				$ 81	¥ 529	¥ 213	¥ 0
Amortization expense of intangible assets				$ 1,200	¥ 7,900	¥ 4,700	¥ 2,500